Herzfeld Caribbean Basin Fund, Inc.

Schedule of Investments as of March 31, 2023 (unaudited)

Shares or Principal Amount	Description	Fair Value

Common Stocks – 99.59% of net assets

Aerospace and Defense – 5.33%
99,206	Aersale Corp.*	$1,708,327

Airlines – 3.81%
13,250	Copa Holdings, S.A.*	1,223,638

Banking and finance – 15.68%
42,089	Banco Latinoamericano de Comercio Exterior, S.A.	731,507
16,956	Evertec, Inc.	572,265
160,604	First BanCorp. (Puerto Rico)	1,834,098
7,541	OFG Bancorp	188,073
29,702	Popular, Inc.	1,705,192

Communications – 1.77%
10,698	América Móvil, S.A.B. de C.V. Class B ADR	225,193
209,144	América Móvil, S.A.B. de C.V.	220,489
479,175	Fuego Enterprises, Inc.*[1]	20,652
207,034	Grupo Radio Centro S.A.B. de C.V.*	34,463
2	Sitios LatinoAmerica S.A.B. de C.V.	1
31,172	Spanish Broadcasting System, Inc.*	34,289
33,226	Telesites S.A.B. Series B-1	33,129

Construction and related – 22.62%
155,645	Cemex, S.A.B. de C.V. ADR*	860,717
20	Ceramica Carabobo Class A ADR*1	--
4,000	Martin Marietta Materials, Inc.	1,420,240
26,568	MasTec, Inc.*	2,509,082
64,117	PGT Innovations, Inc.*	1,609,978
5,000	Vulcan Materials Company	857,800

Shares or Principal Amount	Description	Fair Value

Food, beverages and tobacco – 8.29%
473,164	Becle, S.A.B. de C.V.	1,231,060
18,900	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	179,903
13,110	Fomento Económico Mexicano, S.A.B. de C.V. ADR	1,247,941

Housing – 3.44%
10,500	Lennar Corporation	1,103,655

Investment companies - 0.05%
70,000	Waterloo Investment Holdings Ltd.*[1]	15,680

Leisure – 15.75%
6,745	Marriott Vacations Worldwide Corporation	909,631
116,578	Norwegian Cruise Line Holdings Ltd.*	1,567,974
78,605	Playa Hotels and Resorts N.V.*	754,608
27,863	Royal Caribbean Cruises Ltd.*	1,819,454

Mining - 0.06%
3,872	Grupo México, S.A.B. de C.V. Series B	18,313

Retail - 2.84%
1,270	Grupo Elektra, S.A.B. de C.V. Series CPO	72,370
210,222	Wal-Mart de México, S.A.B. de C.V. Series V	839,843

Transportation infrastructure - 4.47%
4,675	Grupo Aeroportuario ADR	1,432,747

Trucking and marine freight – 1.61%
137	Seaboard Corporation	516,491

Shares or Principal Amount	Description	Fair Value

Utilities – 12.83%
23,200	Caribbean Utilities Ltd. Class A	320,624
6,092	Consolidated Water Company Ltd.	100,092
700	Cuban Electric Company*1	--
19,854	NextEra Energy, Inc.	1,530,346
73,602	New Fortress Energy, Inc., Class A	2,166,107

Other – 1.04%
55,921	Margo Caribe, Inc.*	332,730
79	Siderurgica Venezolana Sivensa, S.A. Series B*[1]	--

Total common stocks (cost $21,514,646)		31,948,702

Bonds – 0.00% of net assets
$ 165,000	Republic of Cuba - 4.5%, 1977 - in default*[1]	--

Total bonds (cost $63,038)		--

Money Market Funds – 0.26%
83,596	Federated Hermes Government Obligations Fund, Institutional Class, 4.65%[2]	83,596

Total money market funds (cost $83,596)		83,596

Total investments (cost $21,661,280) – 99.85% of net assets		$ 32,032,298

Assets in excess of other liabilities – 0.15% of net assets		46,777

Net assets - 100%		$ 32,079,075

1 Securities have been fair valued in good faith using fair value methodology approved by the

Board of Directors. Fair valued securities comprised 0.11% of net assets.

2 Rate disclosed is the seven day effective yield as of March 31, 2023.

* Non-income producing